Excess Participant Contributions Payable	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Excess Participant Contributions Payable
Excess Participant Contributions Payable

(7) Excess Participant Contributions Payable

The Plan is a 401(k) Safe Harbor Plan for Plan years 2025 and 2024, and satisfies both the Average Deferral Percentage (ADP) and Average Contribution Percentage (ACP) Tests. Therefore, there were no excess contributions recorded as of December 31, 2025 and 2024.